Condensed financial information of the parent company (Details) - Schedule of parent company statements of income and comprehensive income - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Income Statements, Captions [Line Items]
Equity in gain of subsidiaries	$ 266,775	$ 4,470,613	$ 4,046,770
General and administrative expenses	(32,273)	(12,233)	(100)
Interest income	4,163
Net Income	238,665	4,458,380	4,046,670
Other Comprehensive (Loss) Income
Foreign currency translation adjustment	281,793	1,259,984	(173,604)
Comprehensive Income	$ 520,458	$ 5,718,364	$ 3,873,066